STOCK OPTION RESERVE (Details 4) - $ / shares shares in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Share Options		2,246,507
January 132021 [Member]
IfrsStatementLineItems [Line Items]
Expiration Date	January 13, 2031
Exercise Price	$ 355.00
Share Options	21,400
January 192022 [Member]
IfrsStatementLineItems [Line Items]
Expiration Date	January 19, 2032
Exercise Price	$ 204.40
Share Options	12,475
February 152022 [Member]
IfrsStatementLineItems [Line Items]
Expiration Date	February 15, 2032
Exercise Price	$ 171.80
Share Options
June 82022 [Member]
IfrsStatementLineItems [Line Items]
Expiration Date	June 8, 2032
Exercise Price	$ 220.00
Share Options
July 272022 [Member]
IfrsStatementLineItems [Line Items]
Expiration Date	July 27, 2032
Exercise Price	$ 201.20
Share Options
March 302023 [Member]
IfrsStatementLineItems [Line Items]
Expiration Date	March 30, 2033
Exercise Price	$ 58.40
Share Options	24,497
March 72025 [Member]
IfrsStatementLineItems [Line Items]
Expiration Date	March 7, 2035
Exercise Price	$ 4.45
Share Options	160,000
July 272026 [Member]
IfrsStatementLineItems [Line Items]
Expiration Date	July 27, 2025
Exercise Price	$ 5.73
Share Options	97,739
March 112026 [Member]
IfrsStatementLineItems [Line Items]
Expiration Date	March 11, 2036
Exercise Price	$ 1.30
Share Options	1,930,396